Segment Disclosures, Narrative Information (Details)	6 Months Ended
Jun. 30, 2012 segments
Segment Reporting Information
Number of operating segments (segments)	2
Segment reporting, foreign operations	We do not have any foreign operations.
Crude oil gathering system
Segment Reporting Information
Number of assets (assets)	1
Refined products terminals
Segment Reporting Information
Number of assets (assets)	8
Marine terminal
Segment Reporting Information
Number of assets (assets)	2
Crude oil and refined products storage facility
Segment Reporting Information
Number of assets (assets)	1
Short-haul pipelines
Segment Reporting Information
Number of assets (assets)	5